Rule 497(j)
                                   Reg. No. 33-28328

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Long
Term Portfolio Series 118, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                    Dean Witter Select Municipal Trust,
                    Long Term Portfolio Series 118
                    (Registrant)

                    By:  Dean Witter Reynolds Incorporated


                         Thomas Hines
                         Thomas Hines
                         First Vice President
                         Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549